Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	29
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:	$1,148,453,622.72

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%	February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%	January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%	July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%	August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%	August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%	August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%	July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$161,129,320.97	0.4630153	$141,386,048.60	0.4062817	$19,743,272.37
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$353,969,320.97	0.3105430	$334,226,048.60	0.2932219	$19,743,272.37

Weighted Avg. Coupon (WAC)	3.22%		3.23%
Weighted Avg. Remaining Maturity (WARM)	33.13		32.23
Pool Receivables Balance	$383,480,085.56		$362,962,561.02
Remaining Number of Receivables	38,020		36,828

Adjusted Pool Balance	$371,196,125.31		$351,452,852.94

III. COLLECTIONS

Principal:
Principal Collections	$20,050,779.04
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$331,814.97
Total Principal Collections	$20,382,594.01

Interest:
Interest Collections	$1,029,328.09
Late Fees & Other Charges	$41,285.26
Interest on Repurchase Principal	$-
Total Interest Collections	$1,070,613.35

Collection Account Interest	$6,345.28
Reserve Account Interest	$1,008.25
Servicer Advances	$-

Total Collections	$21,460,560.89

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	29
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$21,460,560.89
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$21,460,560.89

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$319,566.74	$-	$319,566.74	$319,566.74
Collection Account Interest					$6,345.28
Late Fees & Other Charges					$41,285.26
Total due to Servicer					$367,197.28

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$106,076.80		$106,076.80
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$233,555.80		$233,555.80	$233,555.80

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$20,724,530.81

9. Regular Principal Distribution Amount:					$19,743,272.37

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$19,743,272.37
Class A-4 Notes		$-
Class A Notes Total:	$19,743,272.37	$19,743,272.37
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$19,743,272.37	$19,743,272.37

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			981,258.44

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$12,283,960.25
Beginning Period Amount	$12,283,960.25
Current Period Amortization	$774,252.17
Ending Period Required Amount	$11,509,708.08
Ending Period Amount	$11,509,708.08
Next Distribution Date Required Amount	$10,763,090.20

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	4.64%	4.90%	4.90%

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	29
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.56%	36,297	97.81%	$355,011,516.39
30 - 60 Days	1.19%	438	1.79%	$6,504,618.00
61 - 90 Days	0.18%	68	0.29%	$1,053,435.09
91-120 Days	0.07%	25	0.11%	$392,991.54
121 + Days	0.00%	0	0.00%	$-
Total		36,828		$362,962,561.02

Delinquent Receivables 30+ Days Past Due
Current Period	1.44%	531	2.19%	$7,951,044.63
1st Preceding Collection Period	1.23%	467	1.86%	$7,133,784.34
2nd Preceding Collection Period	1.06%	413	1.59%	$6,404,289.24
3rd Preceding Collection Period	1.04%	412	1.53%	$6,514,161.61
Four-Month Average	1.19%		1.79%

Repossession in Current Period		22		$345,396.74
Repossession Inventory		56		$239,308.33

Current Charge-Offs
Gross Principal of Charge-Offs				$466,745.50
Recoveries				$(331,814.97)
Net Loss				$134,930.53

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.42%

Average Pool Balance for Current Period				$373,221,323.29

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.43%
1st Preceding Collection Period				-0.03%
2nd Preceding Collection Period				0.14%
3rd Preceding Collection Period				0.04%
Four-Month Average				0.15%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	36	1,580	$25,371,081.07
Recoveries	32	1,393	$(14,065,677.71)
Net Loss			$11,305,403.36
Cumulative Net Loss as a % of Initial Pool Balance			0.95%

Net Loss for Receivables that have experienced a Net Loss *	27	1,329	$11,346,858.54
Average Net Loss for Receivables that have experienced a Net Loss			$8,537.89

Principal Balance of Extensions			$1,510,670.80
Number of Extensions			98

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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